Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

15. Earnings per share

The following table sets forth the computation of basic earnings per share for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017		2018
	RMB	RMB	RMB	RMB	US$	RMB	US$
	Ordinary share	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – basic:
Numerator:
Allocation of net income attributable to Qudian Inc. for basic computation	576,652,618	1,077,159,077	1,087,299,743	1,994,976,030	290,157,229	496,340,183	72,189,686
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	79.31	62.90	63.49	255.19	255.19	63.49	63.49
Denominator used for basic earnings per share	79.31	62.90	63.49	255.19	255.19	63.49	63.49
Earnings per share – basic	7.27	17.13	17.13	7.82	1.14	7.82	1.14

The following table sets forth the computation of diluted earnings per share for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017		2018
	RMB	RMB	RMB	RMB	US$	RMB	US$
	Ordinary share	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – diluted:
Numerator:
Allocation of net income attributable to Qudian Inc. for diluted computation	576,652,618	1,714,215,136	450,243,684	2,000,018,251	290,890,590	491,297,962	71,456,325
Reallocation of net income attributable to Qudian Inc. as a result of conversion of	—	450,243,684	—	491,297,962	71,456,325	—	—
Class B to Class A shares
Allocation of net income attributable to Qudian Inc	576,652,618	2,164,458,820	450,243,684	2,491,316,213	362,346,915	491,297,962	71,456,325
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding– basic	79.31	62.90	63.49	255.19	255.19	63.49	63.49
Dilutive effect of preferred shares	222.46	177.36	—	—	—	—	—
Conversion of Class B to Class A ordinary shares	—	63.49	—	63.49	63.49	—	—
Adjustments for dilutive share options	2.01	1.47	—	3.28	3.28	—	—
Denominator used for diluted earnings per share	303.78	305.22	63.49	321.96	321.96	63.49	63.49
Earnings per share – diluted	1.90	7.09	7.09	7.74	1.13	7.74	1.13

15. Earnings per share - continued

The following table sets forth the computation of basic and diluted earnings per ADS for the years ended December 31, 2017 and 2018:

	For the years ended December 31,
	2016	2017		2018
	RMB	RMB	RMB	RMB	US$	RMB	US$
	Ordinary share	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – ADS:
Denominator used for earnings per
ADS – basic		41.44		113.82	113.82
Denominator used for earnings per
ADS – diluted		41.44		114.99	114.99
Earnings per ADS – basic		17.13		7.82	1.14
Earnings per ADS – diluted		7.09		7.74	1.13